Subsequent Events (Details) - USD ($)						1 Months Ended		12 Months Ended
	Jul. 28, 2025	Jun. 30, 2025	Dec. 31, 2024	Aug. 23, 2023	Apr. 17, 2023	Aug. 31, 2024	Feb. 29, 2024	Dec. 31, 2024	Jul. 29, 2024
Subsequent Events [Line Items]
Warrant, Exercise Price, Decrease (in Dollars per share)		$ 1.5
Warrants outstanding (in Shares)			664,883					664,883
Principal amount					$ 4,000,000
Draw funds				$ 5,000,000		$ 5,000,000	$ 5,000,000
Purchase of warrants (in Shares)			500,000					500,000	1,000,000
Exercise price (in Dollars per share)			$ 2.2					$ 3.04
2025 Term Loan [Member]
Subsequent Events [Line Items]
Draw funds								$ 2,500,000
Term loan			$ 10,000,000					$ 10,000,000
Bears interest rate			8.00%					8.00%
Additional draws amount			$ 2,500,000					$ 2,500,000
Warrant [Member]
Subsequent Events [Line Items]
Warrants outstanding (in Shares)			3,209,511					3,209,511
Purchase of warrants (in Shares)		3,874,394	3,874,394					3,874,394
Common Stock [Member]
Subsequent Events [Line Items]
Purchase of warrants (in Shares)			750,000					750,000
Principal fund			$ 2,500,000					$ 2,500,000
Common Stock [Member] | Warrant [Member]
Subsequent Events [Line Items]
Purchase of warrants (in Shares)			375,000					375,000
GAT [Member]
Subsequent Events [Line Items]
Principal amount								$ 5,000,000
Subsequent Event [Member] | Forward Purchase Agreement Warrant [Member]
Subsequent Events [Line Items]
Warrant, Exercise Price, Decrease (in Dollars per share)	$ 1.5
Warrants outstanding (in Shares)	3,209,511
Common Stock [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share)								$ 1.35
Minimum [Member] | 2025 Term Loan [Member]
Subsequent Events [Line Items]
Principal amount								$ 5
Maximum [Member] | 2025 Term Loan [Member]
Subsequent Events [Line Items]
Principal amount								$ 10,000,000